Capital and Financing Transactions - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions							3 Months Ended		9 Months Ended
	Jul. 03, 2019 CAD ($) $ / shares shares	Jun. 30, 2019	May 30, 2019 shares	Jan. 28, 2019 CAD ($)	Jan. 18, 2019 CAD ($)	May 29, 2018 shares	Jul. 31, 2019 CAD ($) $ / shares shares	Jul. 31, 2018 CAD ($)	Jul. 31, 2019 CAD ($) $ / shares shares	Jul. 31, 2019 USD ($) shares	Jul. 31, 2018 CAD ($)
Disclosure of objectives, policies and processes for managing capital [line items]
Subordinated debentures purchased for cancellation							$ 4		$ 18		$ 233
Common shares purchased for cancellation							$ 196	$ 74	$ 719		$ 252
Seven Point Eight Zero Two Scotia bank Tier One Securities Series Two Thousand Nine [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Principal amount redemption percentage		100.00%
Securities interest rate		7.802%
NCIB [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum number of shares approved for repurchase | shares			24.0			24.0
Shares repurchased and cancelled, shares | shares							2.8		10.0	10.0
Shares repurchased and cancelled, per share | $ / shares							$ 70.28		$ 71.66
Common shares purchased for cancellation							$ 195		$ 719
NCIB 2018 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased and cancelled, shares | shares	14.8
Shares repurchased and cancelled, per share | $ / shares	$ 73.46
NCIB 2019 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares repurchased and cancelled, shares | shares									1.2	1.2
Shares repurchased and cancelled, per share | $ / shares									$ 70.24
Subordinated debenture [member] | Floating interest rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Subordinated debentures purchased for cancellation										$ 16
Non-cumulative preferred shares series 22 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Outstanding preferred shares redeemed at par value				$ 234
Non-cumulative preferred shares series 23 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Outstanding preferred shares redeemed at par value				$ 66
Subordinated debentures non viability contingent capital [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Subordinated debentures issued or issuable	$ 1,500				$ 1,750
Percentage offering of subordinated debentures	2.836%				3.89%
Subordinated debentures maturity date	Jul. 03, 2029				Jan. 18, 2029
Debentures of quarterly coupon at rate, Description	Three-month Bankers' Acceptance rate plus 1.18%				Three-month Bankers' Acceptance rate plus 1.58%
Description of Borrowing	Interest will be payable semi-annually at a rate of 2.836% per annum until July 3, 2024 and thereafter payable quarterly until July 3, 2029 at the Three-month Bankers' Acceptance rate plus 1.18%.				Interest will be payable semi-annually at a rate of 3.89% per annum until January 18, 2024 and thereafter payable quarterly until January 18, 2029 at the Three-month Bankers' Acceptance rate plus 1.58%.